Consolidated Balance Sheets - USD ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024
CURRENT ASSETS:
Cash and cash equivalents	$ 27,863	$ 35,423
Short-term deposits	64,733	95,532
Restricted short-term deposit	1,132	1,138
Trade accounts receivable	9,971	7,751
Prepaid expenses and other current assets	4,842	3,904
Inventories	10,117	10,155
TOTAL CURRENT ASSETS	118,658	153,903
LONG-TERM ASSETS:
Property and equipment, net	2,901	3,555
Operating lease right-of-use assets	6,901	7,458
Intangible assets	3,762	4,702
Goodwill	1,847	1,847
Other assets	632	687
TOTAL LONG-TERM ASSETS	16,043	18,249
TOTAL ASSETS	134,701	172,152
CURRENT LIABILITIES:
Trade accounts payable	4,698	6,003
Accrued compensation	7,298	4,964
Earnout liability	282
Current maturities of operating leases liabilities	1,526	975
Other current liabilities	9,130	8,384
TOTAL CURRENT LIABILITIES	22,934	20,326
LONG-TERM LIABILITIES:
Forfeiture Shares, no par value: 0 and 359,375 shares authorized, issued and outstanding as of December 31, 2025 and 2024		1
Non-current operating leases liabilities	6,717	6,645
Earnout liability		2,413
Other long-term liabilities	67	79
TOTAL LONG-TERM LIABILITIES	6,784	9,138
COMMITMENTS AND CONTINGENT LIABILITIES
TOTAL LIABILITIES	29,718	29,464
SHAREHOLDERS’ EQUITY:
Ordinary shares, no par value: 700,000,000 shares authorized as of December 31, 2025 and 2024; 106,352,460 and 107,614,972 shares issued and 103,050,266 and 106,342,415 shares outstanding as of December 31, 2025 and 2024, respectively (excluding 0 and 359,375 Ordinary shares subject to forfeiture)	49	49
Treasury shares at cost: 3,302,194 and 625,682 shares as of December 31, 2025 and 2024, respectively	(10,006)	(1,613)
Additional paid-in capital	360,013	357,570
Accumulated other comprehensive income	429	601
Accumulated deficit	(245,502)	(213,919)
TOTAL SHAREHOLDERS’ EQUITY	104,983	142,688
TOTAL LIABILITIES AND SHAREHOLDERS’ EQUITY	$ 134,701	$ 172,152